BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of borrowings [Abstract]
Schedule of detailed information about borrowings

	As of
US$ MILLIONS	June 30, 2025	December 31, 2024
Current	$1,102	$667
Non-current	12,049	11,511
Total	$13,151	$12,178